Income Taxes: - Components of Loss Before Income Taxes (Details) - USD ($)	3 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 27, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Income before taxes	$ 10,719,999		$ 0		$ 0	$ (28,890,395)		$ 0
Hman Group holdings Inc and subsidiaries
United States based operations							$ (30,083,000)		$ (101,197,000)	$ (53,254,000)
Non-United States based operations							(3,855,000)		(7,559,000)	(14,317,000)
Income before taxes		$ (15,623,000)		$ (19,041,000)			$ (33,938,000)		$ (108,756,000)	$ (67,571,000)